COMMITMENTS AND CONTINGENCIES - Minimum Future Fees Received under Non-Cancellable Operating and Right to Use Agreements (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 13,706
2017	15,324
2018	23,306
2019	20,482
2020	14,310
Over 2020	2,779
Total minimum future fees received	$ 89,907